UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.5%
	Common Stocks — 96.5%
	Aerospace & Defense — 0.3%
281	Alliant Techsystems, Inc. (a)	24,688

	Beverages — 2.2%
1,846	Brown-Forman Corp., Class B	121,006
3,060	Constellation Brands, Inc., Class A (a)	64,805

		185,811

	Building Products — 0.8%
1,271	American Standard Cos., Inc.	67,362

	Capital Markets — 2.2%
29	Affiliated Managers Group, Inc. (a)	3,185
2,697	E*Trade Financial Corp. (a)	57,228
271	Fortress Investment Group LLC, Class A	7,764
1,168	Northern Trust Corp.	70,262
1,021	T. Rowe Price Group, Inc.	48,181

		186,620

	Chemicals — 3.3%
2,131	Albemarle Corp.	88,093
1,143	PPG Industries, Inc.	80,371
2,497	Sigma-Aldrich Corp.	103,692

		272,156

	Commercial Banks — 7.1%
589	Compass Bancshares, Inc.	40,537
1,473	Cullen/Frost Bankers, Inc.	77,066
1,107	M&T Bank Corp.	128,247
3,960	Synovus Financial Corp.	128,057
1,980	TCF Financial Corp.	52,198
1,846	Wilmington Trust Corp.	77,842
1,044	Zions Bancorporation	88,205

		592,152

	Commercial Services & Supplies — 1.0%
3,051	Republic Services, Inc.	84,891

	Computers & Peripherals — 1.0%
1,712	NCR Corp. (a)	81,801

	Construction Materials — 1.2%
852	Vulcan Materials Co.	99,288

	Containers & Packaging — 1.3%
2,295	Ball Corp.	105,217

	Distributors — 1.7%
2,857	Genuine Parts Co.	139,969

	Diversified Telecommunication Services — 2.9%
2,665	CenturyTel, Inc.	120,422
375	Citizens Communications Co.	5,605
7,967	Windstream Corp.	117,042

		243,069

	Electric Utilities — 5.0%
2,957	American Electric Power Co., Inc.	144,149
1,983	FirstEnergy Corp.	131,354
1,682	PPL Corp.	68,810
2,803	Westar Energy, Inc.	77,136

		421,449

	Electrical Equipment — 1.1%
2,600	AMETEK, Inc.	89,807

	Electronic Equipment & Instruments — 2.3%
999	Amphenol Corp., Class A	64,499
2,075	Arrow Electronics, Inc. (a)	78,346
2,346	Jabil Circuit, Inc.	50,228

		193,073

	Food & Staples Retailing — 1.3%
2,873	SUPERVALU, Inc.	112,236

	Food Products — 1.3%
1,470	Dean Foods Co.	68,708
3,575	Del Monte Foods Co.	41,045

		109,753

	Gas Utilities — 3.1%
1,905	Energen Corp.	96,945
1,181	Questar Corp.	105,393
2,258	UGI Corp.	60,309

		262,647

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 4.0%
2,303	Community Health Systems, Inc. (a)	81,177
3,384	Coventry Health Care, Inc. (a)	189,671
509	Henry Schein, Inc. (a)	28,074
999	Omnicare, Inc.	39,726

		338,648

	Hotels, Restaurants & Leisure — 3.1%
2,278	Applebee’s International, Inc.	56,439
1,950	Burger King Holdings, Inc.	42,115
2,613	Hilton Hotels Corp.	93,969
1,646	OSI Restaurant Partners, Inc.	65,025

		257,548

	Household Durables — 2.2%
1,793	Fortune Brands, Inc.	141,324
1,177	Jarden Corp. (a)	45,083

		186,407

	Household Products — 1.2%
1,575	Clorox Co.	100,312

	Industrial Conglomerates — 1.6%
2,159	Carlisle Cos., Inc.	92,694
1,548	Walter Industries, Inc.	38,316

		131,010

	Insurance — 9.4%
3,787	Assurant, Inc.	203,075
2,864	Cincinnati Financial Corp.	121,424
1,137	Everest Re Group Ltd. (Bermuda)	109,307
522	IPC Holdings Ltd. (Bermuda)	15,066
5,705	Old Republic International Corp.	126,202
2,324	OneBeacon Insurance Group Ltd.	58,098
1,308	Principal Financial Group, Inc.	78,286
2,316	W.R. Berkley Corp.	76,696

		788,154

	Internet & Catalog Retail — 0.3%
1,080	Liberty Media Holding Corp. - Interactive, Class A (a)	25,728

	Machinery — 3.3%
1,537	Crane Co.	62,134
1,984	Dover Corp.	96,834
1,002	Harsco Corp.	44,968
1,426	Oshkosh Truck Corp.	75,583

		279,519

	Media — 3.9%
2,633	Cablevision Systems Corp., Class A	80,110
2,078	Clear Channel Communications, Inc.	72,820
1,363	Clear Channel Outdoor Holdings, Inc., Class A (a)	35,872
1,148	McClatchy Co., Class A	36,285
137	Washington Post Co. (The), Class B	104,355

		329,442

	Multi-Utilities — 3.4%
2,575	PG&E Corp.	124,286
1,807	SCANA Corp.	77,995
3,411	Xcel Energy, Inc.	84,227

		286,508

	Oil, Gas & Consumable Fuels — 5.9%
1,703	Devon Energy Corp.	117,847
1,771	Helix Energy Solutions Group, Inc. (a)	66,022
1,236	Kinder Morgan, Inc.	131,615
1,220	Teekay Shipping Corp. (Bahamas)	66,030
3,884	Williams Cos., Inc.	110,536

		492,050

	Personal Products — 0.5%
823	Estee Lauder Cos., Inc., (The), Class A	40,213

	Pharmaceuticals — 0.7%
4,172	Warner Chilcott Ltd., Class A (Bermuda) (a)	61,790

	Real Estate Investment Trusts (REITs) — 3.7%
2,218	iStar Financial, Inc.	103,888
1,016	Plum Creek Timber Co., Inc.	40,051
2,100	Rayonier, Inc.	90,289
651	Vornado Realty Trust	77,678

		311,906

	Real Estate Management & Development — 2.0%
2,426	Brookfield Properties Corp.	97,780
1,090	Forest City Enterprises, Inc., Class A	72,130

		169,910

	Road & Rail — 0.9%
1,565	Norfolk Southern Corp.	79,174

	Specialty Retail — 6.3%
3,761	AutoNation, Inc. (a)	79,874

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

1,122	AutoZone, Inc. (a)	143,709
3,152	Limited Brands, Inc.	82,136
2,725	Tiffany & Co.	123,947
3,579	TJX Cos., Inc.	96,487

		526,153

	Textiles, Apparel & Luxury Goods — 2.8%
1,256	Columbia Sportswear Co.	78,280
1,873	V.F. Corp.	154,764

		233,044

	Thrifts & Mortgage Finance — 0.9%
1,300	MGIC Investment Corp.	76,596

	Wireless Telecommunication Services — 1.3%
1,873	Telephone & Data Systems, Inc.	104,718

	Total Common Stocks (Cost $6,475,838)	8,090,819

	Short-Term Investments — 3.6%
	Investment Company — 3.6%
298,720	JPMorgan Prime Money Market Fund (b) (m) (Cost $298,720)	298,720

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 4.6%
	Certificates of Deposit — 0.6%
7,999	Bank of Nova Scotia, New York, FRN, 5.29%, 05/21/07	7,999
11,000	Barclays, New York, FRN, 5.33%, 06/06/07	11,000
10,000	Comerica, FRN, 5.30%, 08/24/07	10,000
9,000	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	9,000
9,499	Natexis Banques Populaires, New York, FRN, 5.39%, 01/09/08	9,499

		47,498

	Corporate Notes — 2.3%
2,000	Alliance and Leicester plc, FRN 5.33%, 04/30/08	2,000
11,000	Allstate Life Global Funding II, FRN 5.30%, 04/30/08	11,000
14,999	Anglo Irish Bank Corp plc, FRN, 5.36%, 04/30/08	14,999
16,050	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	16,050
2,498	Beta Finance, Inc., FRN, 5.39%, 02/20/09	2,498
10,000	Caixa Catal, FRN, 5.40%, 04/28/08	10,000
19,400	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	19,400
12,500	Citigroup Global Markets Inc., FRN, 5.51%, 04/06/07	12,500
11,998	Comerica, FRN, 5.31%, 11/13/07	11,998
3,500	Dorada Finance Inc., FRN, 5.37%, 01/14/08	3,500
5,000	Landsbanki Islands HF, FRN, 5.41%, 04/16/07	5,000
10,998	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	10,998
9,000	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	9,000
15,500	Morgan Stanley & Cos., Inc., FRN, 5.62%, 04/30/08	15,500
22,998	National City Bank of Cleveland, FRN, 5.33%, 10/04/07	22,998
15,000	National Rural Utilities Coop., Finance, FRN, 5.30%, 04/30/08	15,000
5,000	Pricoa Global Funding I, FRN, 5.31%, 04/30/08	5,000
1,000	Sigma Finance Inc., FRN, 5.37%, 10/24/07	1,000
10,000	Wachovia Bank N.A., FRN, 5.36%, 02/23/09	10,000

		198,441

	Repurchase Agreements — 1.4%
40,317	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07,
	repurchase price $40,335, collateralized by U.S. Government Agency Mortgages	40,317
50,000	Bear Stearns & Cos., Inc., 5.44%, dated 03/30/07, due 04/02/07, repurchase
	price $50,023, collateralized by U.S. Government Agency Mortgages	50,000
30,000	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price
	$30,013, collateralized by U.S. Government Agency Mortgages	30,000

		120,317

	Time Deposits — 0.3%
18,000	Bank of Tokyo-Ufj Ltd., 5.30%, 04/03/07	18,000
5,000	HSBC Toronto, 5.35%, 08/23/07	5,000

		23,000

	Total Investment of Cash Collateral for Securities on Loan
	(Cost $389,256)	389,256

	Total Investments — 104.7% (Cost $7,163,814)	8,778,795
	Liabilities in Excess of Other Assets — (4.7)%	(397,730)

	Net Assets — 100.0%	$8,381,065

JPMorgan Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicate are based on net assets.

ABBREVIATIONS:
(a) Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,672,031
Aggregate gross unrealized depreciation	(57,050)

Net unrealized appreciation/depreciation	$1,614,981

Federal income tax cost of investments	$7,163,814

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 24, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 24, 2007